Loss Per Share - Summary of Potential Dilutive Securities Not Included in Diluted Per Share Calculations (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	63,758
Employee Options
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations	40,890	9,105	14,649
Warrants
Earnings Per Share [Line Items]
Potential dilutive securities that are not included in the diluted per share calculations			125